Net Loss Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss per Share

NOTE 12 — Net Loss per Share

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by Financial Accounting Standards, ASC Topic 260, “Earnings per Share.” Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common equivalents outstanding.